SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Mortgage Loans on Real Estate, Periodic Payment Terms	30
Loans Receivable Held-for-sale, Net, Not Part of Disposal Group		$ 100,000
Amortization of Mortgage Servicing Rights (MSRs)	$ 12,000	14,000
Proceeds from Sale of Mortgage Servicing Rights (MSR)	11,700,000	11,900,000
Loan Sold Under Fhlb Program	1,200,000
Bank Servicing Fees	21,000	20,000
Average Loan Serviced	$ 12,000,000
Mortgage Loans On Real Estate Borrowing Capacity Percentage	95.00%
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	80.00%
Deferred Compensation Arrangement with Individual, Compensation Expense	$ 4,000	15,000
Deferred Compensation Liability, Current and Noncurrent	61,000	177,000
Employee Stock Ownership Plan (ESOP), Debt Structure, Direct Loan, Amount	1,400,000	1,600,000
Employee Stock Ownership Plan (Esop), Compensation Expense	$ 188,000	$ 154,000
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	103,636	122,311
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value	$ 280,000	$ 280,000
SEC Schedule III, Real Estate, Write-down or Reserve, Amount	145,000	54,000
SEC Schedule III, Real Estate, Gross	353,000	540,000
Other Real Estate, Valuation Adjustments	151,000	87,000
Due to Related Parties	$ 2,700,000	$ 4,200,000
Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	421,216
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan (ESOP), Number of Suspense Shares	98,588	73,266
First Federal of Hazard [Member]
Defined Benefit Plan, Funded Percentage		93.80%
First Federal of Frankfort [Member]
Defined Benefit Plan, Funded Percentage		101.40%
Pentegra Db Plan [Member]
Multiemployer Plans, Plan Contributions		$ 163,100,000	$ 190,800,000
Multiemployer Plans, Collective-Bargaining Arrangement, Percentage of Contributions	5.00%	5.00%
Pension and Other Postretirement Benefit Expense	$ 558,000	$ 227,000
Construction Loans [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%
Mortgage Servicing Rights [Member]
Interest and Fee Income, Loans Held-for-sale, Mortgages	$ 94,000	$ 96,000
First Mortgage [Member]
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	90.00%
Multi Family and Nonresidential Loans [Member]
Mortgage Loans on Real Estate, Periodic Payment Terms	25
Mortgage Loans On Real Estate Alternate Borrowing Capacity Percentage	80.00%
Loans To Qualified Borrowers [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%
Loans Secured By Savings [Member]
Loans And Leases Receivable Consumer Home Equity Borrowing Capacity Percentage	90.00%